Vident U.S. Bond Strategy ETFTM
Schedule of Investments
November 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 41.4%	Par	Value
United States Treasury Inflation Indexed Bonds
2.13%, 04/15/2029	$4,410,378	$4,528,575
3.88%, 04/15/2029	4,109,560	4,457,128
1.63%, 04/15/2030	5,764,865	5,835,476
1.13%, 01/15/2033	2,944,053	2,856,792
1.38%, 07/15/2033	481,253	474,421
1.75%, 01/15/2034	5,811,465	5,846,012
1.88%, 07/15/2034	2,846,553	2,891,792
2.13%, 01/15/2035	7,523,379	7,747,721
1.88%, 07/15/2035	5,158,803	5,206,921
2.13%, 02/15/2040	9,016,380	9,075,255
2.13%, 02/15/2041	10,011,398	9,981,189
0.75%, 02/15/2042	9,343,230	7,422,667
0.63%, 02/15/2043	1,370,338	1,042,156
1.38%, 02/15/2044	5,121,627	4,380,636
United States Treasury Note/Bond
0.50%, 05/31/2027	15,720,000	15,028,565
0.50%, 06/30/2027	5,590,000	5,331,790
4.38%, 07/15/2027	6,870,000	6,960,437
2.75%, 07/31/2027	3,045,000	3,006,581
6.13%, 11/15/2027	18,080,000	18,980,469
4.00%, 11/15/2042	8,095,000	7,568,193
3.88%, 05/15/2043	2,530,000	2,317,223
4.38%, 08/15/2043	5,515,000	5,377,987
3.75%, 11/15/2043	3,172,000	2,839,312
4.75%, 11/15/2043	17,030,000	17,386,233
4.50%, 02/15/2044	6,285,000	6,212,084
4.63%, 05/15/2044	13,650,000	13,692,656
4.63%, 11/15/2044	10,550,000	10,557,418
4.75%, 02/15/2045	3,375,000	3,429,185
5.00%, 05/15/2045	10,750,000	11,272,383
TOTAL U.S. TREASURY SECURITIES (Cost $200,202,046)		201,707,257

CORPORATE BONDS - 39.3%	Par	Value
Communications - 0.5%
Telefonica Emisiones SA, 5.21%, 03/08/2047	1,200,000	1,072,193
Warnermedia Holdings, Inc., 5.39%, 03/15/2062	2,000,000	1,347,500
		2,419,693

Consumer Discretionary - 1.5%
Choice Hotels International, Inc., 5.85%, 08/01/2034	700,000	719,824
General Motors Co.
6.25%, 04/15/2035	650,000	696,616
6.25%, 10/02/2043	980,000	1,006,943
6.75%, 04/01/2046	1,750,000	1,899,510
5.95%, 04/01/2049	1,700,000	1,669,767
Hasbro, Inc., 6.35%, 03/15/2040	700,000	740,957
Leggett & Platt, Inc., 3.50%, 11/15/2051	840,000	549,435
		7,283,052

Consumer Staples - 0.3%
Conagra Brands, Inc., 5.40%, 11/01/2048	780,000	717,993
Flowers Foods, Inc., 5.75%, 03/15/2035	530,000	535,725
		1,253,718

Energy - 6.3%
APA Corp.
5.10%, 09/01/2040	2,000,000	1,783,092
6.75%, 02/15/2055	2,050,000	2,073,493
Devon Energy Corp.
5.60%, 07/15/2041	1,750,000	1,708,868
5.00%, 06/15/2045	1,140,000	999,411
5.75%, 09/15/2054	950,000	885,218
Energy Transfer LP
5.35%, 05/15/2045	1,400,000	1,287,640
6.25%, 04/15/2049	1,380,000	1,388,670
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,950,000	2,080,884
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	3,100,000	3,060,097
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	2,900,000	2,887,684
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,730,000	1,731,559
Helmerich & Payne, Inc., 5.50%, 12/01/2034	1,150,000	1,146,706
HF Sinclair Corp., 6.25%, 01/15/2035	800,000	843,016
MPLX LP, 4.70%, 04/15/2048	1,275,000	1,071,779
Occidental Petroleum Corp.
6.45%, 09/15/2036	740,000	790,683
6.20%, 03/15/2040	1,200,000	1,228,099
6.60%, 03/15/2046	1,035,000	1,079,549
6.05%, 10/01/2054	940,000	914,786
Ovintiv, Inc.
7.38%, 11/01/2031	1,100,000	1,230,987
6.50%, 08/15/2034	500,000	537,626
Plains All American Pipeline LP / PAA Finance Corp.
6.65%, 01/15/2037	525,000	575,792
4.70%, 06/15/2044	1,700,000	1,465,115
		30,770,754

Financials - 17.8%
Aegon Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR US + 3.54%, 04/11/2048 (a)	1,625,000	1,642,152
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	4,100,000	4,302,321
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	2,700,000	2,777,595
Allstate Corp., 6.50% to 05/15/2037 then 3 mo. LIBOR US + 2.12%, 05/15/2057 (a)	1,350,000	1,424,482
Ally Financial, Inc.
6.70%, 02/14/2033	1,550,000	1,623,753
5.55% to 07/31/2032 then SOFR + 1.78%, 07/31/2033	1,700,000	1,712,987
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,900,000	2,915,715
American Assets Trust LP
3.38%, 02/01/2031	925,000	847,788
6.15%, 10/01/2034	1,340,000	1,372,095
Apollo Debt Solutions BDC
6.90%, 04/13/2029	800,000	839,590
6.70%, 07/29/2031	900,000	945,805
6.55%, 03/15/2032 (b)	1,120,000	1,164,344
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	1,650,000	1,621,782
Ares Capital Corporation, 3.20%, 11/15/2031	1,000,000	886,177
Ares Strategic Income Fund
5.45%, 09/09/2028 (b)	1,600,000	1,608,320
5.60%, 02/15/2030	1,800,000	1,810,106
6.20%, 03/21/2032	1,000,000	1,025,209
Athene Holding Ltd.
6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	2,450,000	2,399,605
6.88% to 06/28/2035 then 5 yr. CMT Rate + 2.58%, 06/28/2055	2,400,000	2,359,463
Bank of East Asia Ltd.
4.88% to 04/22/2027 then 5 yr. CMT Rate + 2.30%, 04/22/2032	1,750,000	1,752,728
6.75% to 06/27/2029 then 5 yr. CMT Rate + 2.55%, 06/27/2034	1,500,000	1,582,564
Bank of Montreal, 6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,850,000	2,930,903
Bank of Nova Scotia, 3.63% to 10/27/2026 then 5 yr. CMT Rate + 2.61%, 10/27/2081	5,100,000	4,924,048
BGC Group, Inc., 6.15%, 04/02/2030	1,085,000	1,118,925
Blackstone Private Credit Fund, 6.00%, 11/22/2034	840,000	853,038
Blue Owl Capital Corp., 6.20%, 07/15/2030	1,150,000	1,173,946
Blue Owl Credit Income Corp.
6.60%, 09/15/2029	1,750,000	1,800,831
6.65%, 03/15/2031	1,700,000	1,756,818
Blue Owl Technology Finance Corp.
6.10%, 03/15/2028 (b)	1,550,000	1,554,153
6.75%, 04/04/2029	1,500,000	1,527,892
Brighthouse Financial, Inc., 4.70%, 06/22/2047	1,840,000	1,380,493
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	2,700,000	2,764,562
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	1,000,000	1,032,079
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	825,000	865,744
Deutsche Bank AG/New York NY, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	600,000	660,153
Elect Global Investments Ltd., 7.20% to 09/11/2030 then 5 yr. CMT Rate + 3.28%, Perpetual	4,550,000	4,736,911
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	1,600,000	1,669,024
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,290,000	1,345,988
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	1,655,000	1,693,793
FWD Group Holdings Ltd., 7.64%, 07/02/2031	550,000	612,149
GLP Capital LP / GLP Financing II, Inc., 5.75%, 11/01/2037	975,000	974,869
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,200,000	1,230,013
6.38%, 07/01/2034	1,920,000	1,961,805
HPS Corporate Lending Fund
5.45%, 01/14/2028	950,000	957,650
6.75%, 01/30/2029	175,000	182,531
5.85%, 06/05/2030 (b)	1,450,000	1,467,946
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	640,000	554,553
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,333,128
Nanshan Life Pte Ltd., 5.45%, 09/11/2034	1,340,000	1,332,853
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	1,380,000	1,424,911
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	1,250,000	1,233,498
Synchrony Financial, 6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036	750,000	771,569
Western Union Co., 6.20%, 11/17/2036	675,000	707,630
Zions Bancorp NA, 6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	1,400,000	1,493,568
		86,642,555

Health Care - 2.1%
Bayer US Finance II LLC
4.40%, 07/15/2044 (b)	2,800,000	2,265,103
4.70%, 07/15/2064 (b)	1,115,000	853,006
Centene Corp.
4.25%, 12/15/2027	1,070,000	1,057,696
4.63%, 12/15/2029	1,350,000	1,306,186
3.38%, 02/15/2030	2,500,000	2,299,842
2.50%, 03/01/2031	2,200,000	1,898,188
Humana, Inc., 6.00%, 05/01/2055	550,000	546,191
		10,226,212

Industrials - 0.2%
FedEx Corp., 5.10%, 01/15/2044	1,205,000	1,108,426

Materials - 2.1%
Israel Chemicals Ltd. 6.375% SNR 31/05/38 USD1000, 6.38%, 05/31/2038 (b)	2,500,000	2,598,835
LYB International Finance III LLC
6.15%, 05/15/2035	1,000,000	1,034,963
3.38%, 10/01/2040	2,000,000	1,477,516
4.20%, 10/15/2049	3,500,000	2,567,837
3.63%, 04/01/2051	2,400,000	1,579,947
3.80%, 10/01/2060	1,800,000	1,148,843
		10,407,941

Utilities - 8.5%
American Electric Power Co., Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054	1,050,000	1,138,925
3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,430,000	1,396,603
Dominion Energy, Inc.
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	2,000,000	2,087,626
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	2,000,000	2,078,220
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	2,500,000	2,530,605
6.20% to 02/15/2036 then 5 yr. CMT Rate + 2.01%, 02/15/2056	1,050,000	1,061,247
Duke Energy Corp., 6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	835,000	877,532
Edison International
6.95%, 11/15/2029	650,000	692,621
5.25%, 03/15/2032	800,000	801,316
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	4,520,000	4,672,478
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,925,000	2,026,515
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	2,125,000	2,174,736
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	1,675,000	1,752,868
NextEra Energy Capital Holdings, Inc.
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	3,400,000	3,537,098
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077 (a)	3,500,000	3,428,413
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	2,700,000	2,650,750
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	2,850,000	2,972,046
6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	1,200,000	1,244,381
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	2,145,000	2,183,301
Southern California Edison Co.
4.65%, 10/01/2043	1,500,000	1,300,229
5.90%, 03/01/2055	600,000	592,891
		41,200,401
TOTAL CORPORATE BONDS (Cost $190,415,290)		191,312,752

MORTGAGE-BACKED SECURITIES - 14.2%	Par	Value
Federal Home Loan Mortgage Corp., 5.50%, 01/01/2055	1,434,403	1,457,152
Federal National Mortgage Association
6.00%, 12/15/2040 (c)	7,300,000	7,475,239
6.50%, 12/15/2041 (c)	5,600,000	5,801,945
7.00%, 04/25/2053 (c)	3,400,000	3,566,582
5.00%, 12/15/2040 (c)	300,000	299,433
5.50%, 12/15/2040 (c)	3,600,000	3,645,944
4.00%, 04/01/2052	2,257,748	2,163,059
6.50%, 04/01/2054	3,118,556	3,239,471
4.00%, 06/01/2052	3,112,490	2,984,716
4.00%, 05/01/2052	2,976,169	2,853,996
5.00%, 01/01/2055	2,827,057	2,823,970
Government National Mortgage Association
4.50%, 12/15/2041 (c)	300,000	293,467
5.00%, 12/15/2048 (c)	1,170,000	1,168,867
5.50%, 12/15/2052 (c)	4,120,000	4,161,340
6.00%, 06/20/2053 (c)	9,825,000	10,015,178
6.50%, 07/20/2053 (c)	5,555,000	5,727,069
7.00%, 09/20/2053 (c)	1,530,000	1,575,480
5.00%, 01/20/2055	3,342,171	3,343,481
6.00%, 06/20/2055	3,445,436	3,518,999
6.50%, 09/20/2055	2,984,047	3,080,742
TOTAL MORTGAGE-BACKED SECURITIES (Cost $69,172,089)		69,196,130

U.S. GOVERNMENT AGENCY ISSUES - 3.0%	Par	Value
Federal Home Loan Banks
4.13%, 01/15/2027	460,000	462,728
4.75%, 04/09/2027	825,000	838,856
5.50%, 07/15/2036	845,000	937,294
Federal Home Loan Mortgage Corp., 6.75%, 09/15/2029	700,000	778,738
Federal National Mortgage Association, 5.63%, 07/15/2037	1,045,000	1,168,198
Tennessee Valley Authority
4.38%, 08/01/2034	350,000	358,175
5.88%, 04/01/2036	820,000	930,992
6.15%, 01/15/2038	785,000	929,084
5.25%, 09/15/2039	800,000	862,415
3.50%, 12/15/2042	2,185,000	1,862,740
5.25%, 02/01/2055	1,885,000	1,916,782
5.38%, 04/01/2056	1,965,000	2,052,593
4.63%, 09/15/2060	1,595,000	1,454,155
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,487,729)		14,552,750

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.2%	Par	Value
Israel Government International Bond, 5.75%, 03/12/2054	750,000	733,057
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $697,058)		733,057

TOTAL INVESTMENTS - 98.1% (Cost $474,974,212)		477,501,946
Other Assets in Excess of Liabilities - 1.9%		9,440,814
TOTAL NET ASSETS - 100.0%		$486,942,760

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $11,511,707 or 2.4% of the Fund’s net assets.

(c)	To-be-announced security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Vident U.S. Bond Strategy ETFTM (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$201,707,257	$–	$201,707,257
Corporate Bonds	–	191,312,752	–	191,312,752
Mortgage-Backed Securities	–	69,196,130	–	69,196,130
U.S. Government Agency Issues	–	14,552,750	–	14,552,750
Foreign Government Debt Obligations	–	733,057	–	733,057
Total Investments	$–	$477,501,946	$–	$477,501,946

Refer to the Schedule of Investments for further disaggregation of investment categories.